Putnam Investments
One Post Office Square
Boston, MA 02109
December 2, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237) on behalf of it’s Putnam Growth
Opportunities Fund and Putnam Research Fund series, (the “Funds”)
Post-Effective Amendment No. 95 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 95 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2009.

Comments or questions concerning this certificate may be directed to Carlo N. Forcione at 1-800-225-2465, ext. 1224.

Very truly yours,

Putnam Investment Funds

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: ROPES & GRAY